Consolidated and Combined Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Statement of Financial Position [Abstract]
Accounts receivable allowance for doubtful accounts	$ 144	$ 155
Preferred stock, par value	$ .01	$ 0
Preferred stock, shares authorized	5,000,000	0
Series A Junior Participating Preferred Stock	250,000	0
Preferred stock, shares issued	0	0
Common stock, par value	$ .10	$ 0
Common stock, shares authorized	25,000,000	0
Common stock, shares issued	3,272,804	0